Debt (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017
Total principal balance	$ 1,225	$ 2,765
Less Unamortized discount	388	321
Convertible notes, net	837	$ 2,444
Convertible Debt [Member]
Total principal balance	1,225
Less Unamortized discount	388
Convertible notes, net	$ 837
Convertible Notes Dated September102018 [Member] | Convertible Debt [Member]
Fixed Conversion Rate	0.40%
Effective Interest Rate	8.30%
Maturity Date	Sep. 07, 2023
Total principal balance	$ 800
Promissory Notes [Member] | Convertible Debt [Member]
Fixed Conversion Rate	0.40%
Convertible Notes Dated September192018 [Member] | Convertible Debt [Member]
Fixed Conversion Rate	0.57%
Effective Interest Rate	8.30%
Maturity Date	Sep. 19, 2023
Total principal balance	$ 425